Segment information - Summary of Information on Reportable Segments (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Disclosure of operating segments [line items]
Revenue	€ 2.0
Segment Assets	1,309.5	€ 742.9
Segment Liabilities	692.2	369.5
Operating segments
Disclosure of operating segments [line items]
Revenue	1,069.5	820.0	€ 649.1
Segment Adjusted EBITDA	(35.5)	44.6	24.3
Segment Assets	885.4	702.8	640.4
Segment Liabilities	926.5	537.5	454.2
Operating segments | Tennis
Disclosure of operating segments [line items]
Revenue	259.1	165.4	125.9
Segment Adjusted EBITDA	(0.3)	7.2	2.2
Segment Assets	233.7	156.3	122.5
Segment Liabilities	224.5	124.4	84.6
Operating segments | Bike & Outdoor
Disclosure of operating segments [line items]
Revenue	763.6	607.6	497.5
Segment Adjusted EBITDA	(28.3)	41.4	24.7
Segment Assets	579.8	450.6	435.7
Segment Liabilities	557.9	284.9	273.5
Operating segments | Teamsport
Disclosure of operating segments [line items]
Revenue	46.8	47.0	25.6
Segment Adjusted EBITDA	(6.9)	(4.0)	(2.6)
Segment Assets	71.9	95.9	82.1
Segment Liabilities	144.0	128.2	96.1
Operating segments | External revenue
Disclosure of operating segments [line items]
Revenue	1,062.8	813.7	644.4
Operating segments | External revenue | Tennis
Disclosure of operating segments [line items]
Revenue	259.0	165.4	125.5
Operating segments | External revenue | Bike & Outdoor
Disclosure of operating segments [line items]
Revenue	763.4	607.0	497.4
Operating segments | External revenue | Teamsport
Disclosure of operating segments [line items]
Revenue	40.4	41.2	21.6
Operating segments | Intersegment revenue
Disclosure of operating segments [line items]
Revenue	6.6	6.3	4.6
Operating segments | Intersegment revenue | Tennis
Disclosure of operating segments [line items]
Revenue	0.0	0.0	0.5
Operating segments | Intersegment revenue | Bike & Outdoor
Disclosure of operating segments [line items]
Revenue	0.2	0.5	0.1
Operating segments | Intersegment revenue | Teamsport
Disclosure of operating segments [line items]
Revenue	€ 6.4	€ 5.8	€ 4.0